LOSS PER ORDINARY SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
LOSS PER ORDINARY SHARE
Schedule of number of shares and loss used in the computation of basic and diluted loss

	Number of shares
	For the period of
	six months ended
	June 30,
	2023	2022
	(unaudited)	(unaudited)
Weighted number of Ordinary shares(*)	41,802,993	7,703,799

	For the period of
	six months ended
	June 30,
	2023	2022
	(unaudited)	(unaudited)
Loss	$54,998	$10,222
Preferred shares dividend (see Note 5)	638	4,452
For the computation of basic and diluted loss per share	$55,636	$14,674
(*)	The computation of diluted loss per share did not take into account potential Ordinary shares (detailed below) due to their anti-dilutive effect:
a.	5,448,573 options to employees and consultants outstanding as of June 30, 2023 under the share-based compensation plan (4,854,232 as of June 30, 2022).
b.	1,195,671 Ordinary shares to be issued contingent upon future conditions, as part of a consideration in business combinations and other transactions made by the Group in the current and previous periods. (1,600,499 as of June 30, 2022).
c.	27,660,146 Preferred shares outstanding as of June 30, 2022 (see Notes 1d. and 5).
d.	14,850,000 Warrants outstanding as of June 30, 2023.

	Number of shares
	2022	2021	2020
Weighted number of Ordinary shares(*)	7,930,928	6,242,946	5,945,888

	Year ended December 31,
	2022	2021	2020
Loss	$24,701	$16,358	$14,172
Preferred shares dividend (see Note 17e.2)	9,038	8,211	6,498
For the computation of basic and diluted loss per share	$33,739	$24,569	$20,670
(*)	The computation of diluted loss per share did not take into account potential Ordinary shares (detailed below) due to their anti-dilutive effect:
a.	5,286,884 options to employees and consultants outstanding as of December 31, 2022 under the share-based compensation plan (3,854,974 and 3,456,165 as of December 31, 2021 and 2020, respectively).
b.

1,228,410 Ordinary shares to be issued contingent upon future conditions, as part of a consideration in a business combination (see Note 5b), as part of the acquisition of a technology asset (see Note 11c) and as part of the launch of the DACC (see Note 17d.4) (1,600,499 and nil as of December 31, 2021 and 2020, respectively).

c.	27,660,151 Preferred shares outstanding as of December 31, 2022 (27,660,151 and 23,323,730 as of December 31, 2021 and 2020, respectively) (see Note 17).